Form N-1A Cover	Jan. 14, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 14, 2025
Prospectus Date	Jun. 30, 2024